JPMorgan Small Cap Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.01%	7.02%	5.83%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	7.20%	7.66%	5.96%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.95%	8.47%	6.67%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.33%	6.64%	4.97%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.53%	6.38%	4.98%